Condensed Consolidated Statements of Changes in Shareholder's Equity (USD $) In Thousands	Total	Common Stock [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Dec. 31, 2012	$ 271,161	$ 320,038	$ (5,243)	$ (43,634)
Net income (loss)	(5,057)		(5,057)
Other comprehensive income, net of tax	497			497
Ending balance at Mar. 31, 2013	266,601	320,038	(10,300)	(43,137)
Beginning Balance at Dec. 31, 2013	295,782	320,038	(17,485)	(6,771)
Net income (loss)	(12,542)		(12,542)
Other comprehensive income, net of tax	5,221			5,221
Ending balance at Mar. 31, 2014	$ 288,461	$ 320,038	$ (30,027)	$ (1,550)